Nature Of Business And Significant Accounting Policies (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Mar. 01, 2012	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2012 Statements Of Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Preferred Class B [Member]	Dec. 31, 2012 Class C Preferred Units [Member]	Dec. 31, 2012 Common Operating Partnership Units [Member]	Dec. 31, 2012 Operating Properties [Member] item	Dec. 31, 2012 Development Properties [Member] item	Dec. 31, 2012 TSPFI And BREF [Member]	Dec. 31, 2012 TSPFI And BREF [Member] Operating Properties [Member] item	Dec. 31, 2012 TSPFI And BREF [Member] Development Properties [Member] item	Dec. 31, 2012 Joint Venture Partner [Member]	Jul. 16, 2012 Feldman [Member]	May 17, 2012 Feldman [Member]	Dec. 31, 2012 Feldman [Member]	Dec. 31, 2012 Minimum [Member] Building [Member]	Dec. 31, 2012 Minimum [Member] Long-Lived Improvements [Member]	Dec. 31, 2012 Minimum [Member] Furniture and Fixtures [Member]	Dec. 31, 2012 Maximum [Member] Building [Member]	Dec. 31, 2012 Maximum [Member] Long-Lived Improvements [Member]	Dec. 31, 2012 Maximum [Member] Furniture and Fixtures [Member]
Real Estate Properties [Line Items]
Number of properties			4												13	4		12	3
Percentage of voting stock owned in subsidiary			96.00%
Recapitalization costs incurred			$ 2,719,000			$ 868,000
Recapitalization costs	1,851,459 [1]	1,851,459 [1]	(867,671)				1,851,000
Shares issued in a non-cash transaction			4,717,375	96,284													3,396,976			52,868
Preferred shares issued in a non-cash transaction																	173,326
Number of shares for warrants issued																						139,215
Period warrants are exercisable																							2 years
Exercise price of warrants																						21.60
Special dividend declared per share																						7.50
Period after sale of land, potentially required to pay dividend																						5 days
Shares issued for special dividend																					42,340
Dividend payable, date payable																					Jul. 16, 2012
Shares issued in exchange for ownership interest in subsidiaries											546,132	98,304	98,304
Shares issued for management fees																							5,000
Value of shares issued for management fees																							90,000
Ownership interest sold					70.00%
Common stock par value per share			$ 0.01	$ 0.01
Membership interest																				50.00%
Number of consolidated variable interest entity			5
Amortization of deferred loan costs			635,723	81,413
Property and equipment, useful life																								35 years	2 years	3 years	50 years	15 years	7 years
Capitalized interest			355,000	335,000
Capitalized interest, accumulated amount			2,118,000	1,763,000
Impairment expense			0	414,000				359,000
Allowance for loan losses				15,415,124
Allowance for loan losses recorded during period				59,461
Loan, carrying value				11,000,000
In-place leases, amortization expense			990,000	994,000
Assets measured at fair value									0	40,479,744
Potentially dilutive shares												196,608		546,132
Number of trading days, in which average closing price is determined			20 days
Liquidation preference, per unit			$ 100										$ 100.00
Additional percent per annum, liquidation preference per unit			3.00%
Amortization of deferred loan costs			635,723	81,413
Deferred offering costs			2,500,000
Earnest money deposits			1,800,000
Minimum requirment percent of REIT			90.00%
Income tax provision			0
Indebtedness			133,245,422	81,559,312
Mortgage notes payable, current			$ 65,900,000

[1]	Restated